Summary of Significant Accounting Policies - Schedule of Balances of Consolidated Financial Statements of VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	¥ 2,117,006		¥ 721,462	¥ 1,673,091	$ 332,204
Short-term investments	113,757		3,717,900		17,853
Prepaid expenses and other current assets	229,662		261,182		36,038
Total current assets	2,481,366		4,811,331		389,381
Property and equipment, net	15,107		45,085		2,370
Operating lease right-of-use assets	28,605		267,117		4,489
Other non-current assets	1,978		56,802		310
TOTAL ASSETS	2,527,056		5,430,335		396,550
Deferred revenue, current	1,332,047		2,498,891		209,027
Refund liabilities	950,497		356,721		149,154
Operating lease liabilities, current	16,157		122,325		2,535
Other current liabilities	91,477		430,826		14,355
Total current liabilities	3,361,109		4,400,067		527,431
Deferred revenue, non-current			1,091,117
Operating lease liabilities, non-current	12,979		148,140		2,037
Other non-current liabilities			11,334
TOTAL LIABILITIES	3,374,088		5,650,658		$ 529,468
Net loss for the year	(1,177,120)	$ (184,717)	(1,012,346)	(1,504,039)
Net cash generated from/(used in) operating activities	(3,098,745)	(486,262)	344,285	75,064
Net cash (used in)/ generated from investing activities	3,912,318	613,928	(2,794,229)	(1,028,586)
Net cash (used in)/ generated from financing activities	548,868	$ 86,130	1,714,285	788,181
Variable Interest Entities
Current assets
Cash and cash equivalents	404,477		680,798
Restricted cash	17,380		200
Short-term investments	50,000		820,000
Prepaid expenses and other current assets	166,061		169,349
Total current assets	637,918		1,670,347
Property and equipment, net	12,709		27,653
Operating lease right-of-use assets	25,466		155,712
Other non-current assets	1,553		39,313
TOTAL ASSETS	677,646		1,893,025
Accrued payroll and other human resource expenses	831,251		841,178
Deferred revenue, current	1,332,047		2,498,891
Refund liabilities	950,497		356,721
Operating lease liabilities, current	13,608		86,142
Other current liabilities	57,515		290,658
Total current liabilities	3,184,918		4,073,590
Deferred revenue, non-current			1,091,117
Operating lease liabilities, non-current	11,762		72,060
Other non-current liabilities			11,334
TOTAL LIABILITIES	3,196,680		5,248,101
Net revenues	4,404,332		4,018,347	2,668,735
Net loss for the year	(747,680)		(415,166)	(1,165,968)
Net cash generated from/(used in) operating activities	(2,586,042)		425,755	575,004
Net cash (used in)/ generated from investing activities	743,182		(230,263)	(546,927)
Net cash (used in)/ generated from financing activities	¥ 1,583,719		¥ (2,025)	¥ (1,087)